Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Sep. 11, 2025	Dec. 31, 2024	Sep. 12, 2024
Changes in goodwill
Goodwill	€ 29,014		€ 31,264
WalkMe
Changes in goodwill
Adjustment To Goodwill	111
Addition of goodwill				€ 765
SmartRecruiters
Changes in goodwill
Addition of goodwill	523	€ 523
Applications, Technology & Support
Changes in goodwill
Goodwill	28,846		€ 31,264
Core Services
Changes in goodwill
Goodwill	€ 168